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                       COLUMBIA MANAGEMENT ADVISORS, INC.
                             1300 S.W. Sixth Avenue
                               Portland, OR 97201

May 6, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

                  Re: COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC. File Nos. 33-65474, CIK 0000908730
                           COLUMBIA BALANCED FUND, INC.
                           File Nos. 33-41401, CIK 0000876613
                           COLUMBIA COMMON STOCK FUND, INC.
                           File Nos. 33-41400, CIK 0000876606
                           COLUMBIA DAILY INCOME COMPANY
                           File Nos. 2-51727, CIK 0000022082
                           COLUMBIA GROWTH FUND, INC.
                           File Nos. 2-25785, CIK 0000022105
                           COLUMBIA HIGH YIELD FUND, INC.
                           File Nos. 33-65478, CIK 0000908836
                           COLUMBIA INTERNATIONAL STOCK FUND, INC.
                           File Nos. 33-48994, CIK 0000889421
                           COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                           File Nos. 2-89785, CIK 0000741558
                           COLUMBIA REAL ESTATE EQUITY FUND, INC.
                           File Nos. 33-73540, CIK 0000916900
                           COLUMBIA SMALL CAP FUND, INC.
                           File Nos. 333-05863, CIK 0001016510
                           COLUMBIA SPECIAL FUND, INC.
                           File Nos. 2-99207, CIK 0000773599
                           COLUMBIA SHORT TERM BOND FUND, INC.
                           File Nos. 33-08843, CIK 0000801962
                           COLUMBIA TECHNOLOGY FUND, INC.
                           File Nos. 333-47048, CIK 1124083

         Pursuant to Rule 497 (j) under the Securities Act of 1993, the undersigned certifies on behalf of the Registrant that each form of Prospectus that would have been filed pursuant to Rule 497 (c) under the Securities Act of 1993, as amended, would not have differed from those contained in Post-Effective Amendment to the Registration Statement on Form N-1A for the above Registrants as filed electronically with the Securities and Exchange Commission on May 1, 2003.

         Any questions regarding this transmission can be directed to Mark Wentzien at (503) 795-6397.

                                            Very truly yours,

                                            /s/ MARK A. WENTZIEN

                                            Mark A. Wentzien